Note 9 - Convertible Notes	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Convertible Debt [Text Block]

9. Convertible Notes

Our convertible notes represent five-year promissory notes that are convertible, at the holders’ option, into shares of our common stock at fixed conversion prices.  Interest payments are made on a quarterly basis and are payable, at our option and subject to certain equity conditions, in either cash, shares of our common stock, or a combination thereof.  The number of shares issued for interest is determined by dividing the interest payment amount by the closing price of our common stock on the trading day immediately prior to the scheduled interest payment date.  To date, all interest payments on the convertible notes have been made in shares of our common stock.  We have recognized the convertible notes as debt in our consolidated financial statements.  The fixed conversion prices of certain of the notes were below the market value of our common stock on the closing date resulting in the recognition of a beneficial conversion feature that was recorded as a discount on the convertible notes with a corresponding increase to additional paid in capital.  Upon our adoption of ASU 2020-06 on January 1, 2021, the previously recognized beneficial conversion feature was eliminated resulting in an increase in convertible notes of $0.8 million (see Note 1).

We have the option to prepay the majority of the notes any time following the one-year anniversary of the issuance of the notes, subject to a premium on the outstanding principal prepayment amount of 25% prior to the two-year anniversary of the note issuance date, 20% prior to the three-year anniversary of the note issuance date, 15% prior to the four-year anniversary of the note issuance date, or 10% thereafter.  The notes provide for events of default that include failure to pay principal or interest when due, breach of any of the representations, warranties, covenants, or agreements made by us, events of liquidation or bankruptcy, and a change in control.  In the event of default, the interest rate increases to 12% per annum and the outstanding principal balance of the notes plus all accrued interest due may be declared immediately payable by the holders of a majority of the then outstanding principal balance of the notes.

For the year ended December 31, 2022, a convertible note with a face value of $0.03 million was converted by the holder into 0.3 million shares of our common stock at a conversion price of $0.10. For the year ended December 31, 2021, convertible notes with a face value of $0.97 million were converted by the holders into 3.4 million shares of our common stock at an average conversion price of $0.29. At the holders’ option, subject to ownership limitations, the convertible notes outstanding at December 31, 2022 could be converted into an aggregate of approximately 32.7 million shares of our common stock based on the fixed conversion prices.

For the years ended December 31, 2022 and 2021, we recognized interest expense of approximately $0.30 million and $0.26 million, respectively. We have elected to pay contractual interest in shares of our common stock. For the years ended December 31, 2022 and 2021, we issued approximately 1,203,000 and 272,000 shares of our common stock, respectively, as interest-in-kind payments on our convertible notes.

In 2022 we sold five-year convertible promissory notes for aggregate proceeds of $1.7 million.  The notes have a conversion price of $0.13 per share.  The shares underlying the notes, as well as shares reserved for future in-kind interest payments on the notes, were registered on a registration statement that was declared effective on August 22, 2022 (File No. 333- 266777).  In January 2023, we sold additional five-year convertible promissory notes for aggregate proceeds of $0.7 million (see Note 18).

All of the shares underlying our convertible notes, including shares reserved for future in-kind interest payments on the notes, have been or will be registered for resale.

Convertible notes payable at December 31, 2022 and 2021, consist of the following (in thousands):

	Fixed
	Conversion	Interest		December 31,
Description	Rate	Rate	Maturity Date	2022	2021
Convertible notes dated September 10, 2018	$0.40	8.0%	September 7, 2023	$200	$200
Convertible notes dated September 19, 2018	$0.57	8.0%	September 19, 2023	425	425
Convertible notes dated February/March 2019	$0.25	8.0%	February 28, 2024 to March 13, 2024	750	750
Convertible notes dated June/July 2019	$0.10	8.0%	June 7, 2024 to July 15, 2024	295	320
Convertible notes dated July 18, 2019	$0.08	7.5%	July 18, 2024	700	700
Convertible notes dated September 13, 2019	$0.10	8.0%	September 13, 2024	50	50
Convertible notes dated January 8, 2020	$0.13	8.0%	January 8, 2025 1	450	450
Convertible notes dated May-August 2022	$0.13	8.0%	May 10, 2027 to August 3, 2027	1,668	-
Total principal balance				4,538	2,895
Less current portion				625	-
				$3,913	$2,895

[1] The maturity date may be extended by one-year increments for up to an additional ten years at the holder’s option at a reduced interest rate of 2%.

At December 31, 2022, we estimate our convertible notes have an aggregate fair value of approximately $3.4 million and would be categorized within Level 2 of the fair value hierarchy.